ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

3.

ACCOUNTS RECEIVABLE

As of December 31, 2012, accounts receivable in the amount of $1,150,152 consisted of amounts due from three customers, one for providing Ecos-Frac® services to treat water without the use of chemicals prior to fracturing natural gas wells, one for processing frac flowback water for reuse in fracturing natural gas wells and one for ancillary revenue related to equipment sales. See Note 20. Concentration of Risk.

As of December 31, 2011, accounts receivable in the amount of $873,117 consisted of amounts due from three customers, one for providing Ecos-Frac® services to treat water without the use of chemicals prior to fracturing natural gas wells, one for processing frac flowback water for reuse in fracturing natural gas wells and one for ancillary revenue related to equipment sales. See Note 20. Concentration of Risk.